Derivative Instruments and Hedging Activities (Summary of Derivatives Additional Information Including Notional Amounts) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Foreign exchange forward contracts
Derivative [Line Items]
Notional amount	¥ 1,062,933	¥ 1,030,020
Fair value	3,011	(5,118)
Currency option contracts purchased
Derivative [Line Items]
Notional amount	212	211
Fair value	1	2
Currency option contracts written
Derivative [Line Items]
Notional amount	214	210
Fair value	(1)	(2)
Currency swap agreements
Derivative [Line Items]
Notional amount	1,439,395	729,632
Fair value	4,074	(99)
Other currency contracts
Derivative [Line Items]
Notional amount	64,944	75,157
Fair value	2,328	2,712
Interest rate swap agreements
Derivative [Line Items]
Notional amount	415,719	436,739
Fair value	(17,065)	(28,571)
Equity future contracts
Derivative [Line Items]
Notional amount	96,016	72,794
Fair value	¥ 462	¥ (231)